BANK PREMISES, EQUIPMENT AND SOFTWARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total	$ 11,089	$ 10,577
Less accumulated depreciation	(4,623)	(4,189)
Total	6,466	6,388
Depreciation and amortization	441	361
Land, Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	8,358	7,423
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,151	1,086
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,580	1,280
Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 0	$ 788